Employee Benefit Plans (Summary Of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, beginning balance	167,554	173,601	289,544
Options, Granted	12,961	13,953	15,475
Options, Exercised	(81,500)	(20,000)	(126,168)
Options, Forfeited	(4,000)	0	(5,250)
Options Outstanding, ending balance	95,015	167,554	173,601
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 36.74	$ 35.26	$ 34.38
Weighted-Average Exercise Price, Granted	46.41	44.43	37.74
Weighted-Average Exercise Price, Exercised	36.63	29.19	33.57
Weighted-Average Exercise Price, Forfeited	31.66	0.00	34.56
Weighted-Average Exercise Price, Outstanding, ending balance	$ 38.38	$ 36.74	$ 35.26
Options, Exercisable at end of year	19,750	89,750	76,832
Weighted-Average Exercise Price, Exercisable at end of year	$ 34.54	$ 36.73	$ 37.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	75,265	77,804	96,769	105,960
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12,961	13,953	15,475
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	15,500	32,918	23,166
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	0	0	1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 39.38	$ 36.76	$ 33.10	$ 33.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	46.41	44.43	37.74
Weighted-Average Exercise Price, Vested during the year	32.09	29.25	39.64
Weighted-Average Exercise Price, Forfeited during the year	$ 0.00	$ 0.00	$ 30.38